Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 6,206,706	$ 6,711,327
Trade accounts receivable, net	5,191,917	8,433,076
Other receivables	1,218,685	1,112,856
Inventories	1,804,218	2,097,083
Restricted cash	1,615,047	1,587,268
Derivative	93,682	120,675
Prepaid expenses	636,811	474,488
Assets held for sale	0	2,789,715
Total current assets	16,767,066	23,326,488
Long-term assets
Advances for vessels under construction	7,190,117	7,188,614
Vessels, net	179,124,232	185,465,570
Derivative	0	144,523
Restricted cash	3,550,000	3,610,000
Total assets	206,631,415	219,735,195
Current liabilities
Long-term bank loans, current portion	12,408,703	11,810,351
Trade accounts payable	2,321,670	2,668,490
Accrued expenses	2,296,632	3,854,066
Deferred revenues	495,986	247,294
Total current liabilities	18,378,183	18,761,215
Long-term liabilities
Long-term bank loans, net of current portion	88,878,196	95,381,535
Derivative	11,109	0
Total long-term liabilities	88,889,305	95,381,535
Total liabilities	107,267,488	114,142,750
Commitments and Contingencies
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,826,697 issued and outstanding)	28,266	28,266
Additional paid-in capital	68,245,492	67,751,242
Retained earnings	22,184,182	28,958,375
Total shareholders’ equity attributable to EuroDry Ltd. shareholders	90,457,940	96,737,883
Non-controlling interest	8,905,987	8,854,562
Total shareholders’ equity	99,363,927	105,592,445
Total liabilities and shareholders’ equity	206,631,415	219,735,195
Related Party [Member]
Current liabilities
Due to related companies	$ 855,192	$ 181,014